Earnings per Share (Narrative) (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Options [Member]
Disclosure of Earnings Per Share [line items]
Antidilutive securities excluded from computation of EPS	1,266	0
Warrants [Member]
Disclosure of Earnings Per Share [line items]
Antidilutive securities excluded from computation of EPS	0	0